VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—98.8%
Diversified—36.2%
Energy Transfer LP	155,831	$ 2,071
Enterprise Products Partners LP	52,642	1,395
Keyera Corp.	31,314	784
MPLX LP	42,766	1,519
ONEOK, Inc.	14,791	992
Pembina Pipeline Corp.	27,471	870
Targa Resources Corp.	40,005	3,280
		10,911

Downstream/Other—9.6%
Chart Industries, Inc.(1)	3,982	725
Marathon Petroleum Corp.	7,118	947
Valero Energy Corp.	9,447	1,218
		2,890

Electric, LDC & Power—6.7%
CenterPoint Energy, Inc.	25,000	752
Sempra	8,451	1,259
		2,011

Gathering/Processing—15.1%
DT Midstream, Inc.	20,603	1,103
EnLink Midstream LLC	98,000	1,137
Equitrans Midstream Corp.	49,900	517
Hess Midstream LP Class A	46,311	1,444
Western Midstream Partners LP	13,000	368
		4,569

Liquefied Natural Gas—12.8%
Cheniere Energy, Inc.	21,852	3,537
Golar LNG Ltd.	13,960	337
		3,874

	Shares	Value

Natural Gas Pipelines—5.9%
TC Energy Corp.	17,500	$ 627
Williams Cos., Inc. (The)	33,726	1,162
		1,789

Petroleum Transportation & Storage—12.5%
Enbridge, Inc.	34,009	1,252
Genesis Energy LP	37,000	362
Magellan Midstream Partners LP	6,883	456
Plains GP Holdings LP Class A	109,103	1,712
		3,782

Total Common Stocks & MLP Interests (Identified Cost $23,373)		29,826

Total Long-Term Investments—98.8% (Identified Cost $23,373)		29,826

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.139%)(2)	144,072	144
Total Short-Term Investment (Identified Cost $144)		144

TOTAL INVESTMENTS—99.3% (Identified Cost $23,517)		$29,970
Other assets and liabilities, net—0.7%		221
NET ASSETS—100.0%		$30,191
Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	87%
Canada	12
Bermuda	1
Total	100%
† % of total investments as of July 31, 2023.

Ownership Structure†,††
Major Midstream Companies	41%
Midstream MLP	21
MLP Affiliates & Other	17
Other MLP	12
Pure Play General Partner	6
Embedded General Partner	3
Total	100%
† % of total investments as of July 31, 2023.
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
MLP Affiliates & Other consist of LLCs, Yieldcos and Limited Partnerships structured as corporations for tax purposes. LLCs are limited liability companies which hold investments in limited partner interests and may issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Other also includes c-corporations that hold significant midstream or downstream assets.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
Other MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and can include any MLP that is not Midstream.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks & MLP Interests	$29,826	$29,826
Money Market Mutual Fund	144	144
Total Investments	$29,970	$29,970
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2023.
There were no transfers into or out of Level 3 related to securities held at July 31, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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